Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 7,130,769	$ 8,573,894	$ 7,211,960
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,375,113	4,590,620	4,134,380
Rent of towers			6,168,592
Other services	1,101,528	1,277,404	1,864,017
Investments and expenses	12,607,410	14,441,918	19,378,949
Service revenues	608,248	538,110	679,220
Sales of equipment	656,801	944,697	1,296,204
Revenues	$ 1,265,049	$ 1,482,807	$ 1,975,424